<SEQUENCE>1
<FILENAME>nia3q08.txt




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     November 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $106,722 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                   VALUE   SHARES/  SH/  PUT/ INVSTMT    OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------
AMAZON INC               COM            023135106      824    11325            Sole                 4200       0   7125
AT&T                     COM            00206R102     5992   214616            Sole               117422       0  97194
BANK OF AMERICA          COM            060505104     5018   143363            Sole                81630       0  61733
BRISTOL MYERS SQUIBB     COM            110122108     4774   228991            Sole               111475       0 117516
CONAGRA FOODS            COM            205887102     4654   239152            Sole               117625       0 121527
CONSOL ENERGY INC        COM            20854P109     4104    89425            Sole                45950       0  43475
CUMMINS INC              COM            231021106      443    10140            Sole                 3750       0   6390
DIRECTV GROUP INC        COM            25459L106     7843   299564            Sole               147675       0 151889
DOW CHEM CO              COM            260543103     5026   158162            Sole                86975       0  71187
DU PONT                  COM            263534109     5311   131782            Sole                67700       0  64082
EASTMAN KODAK            COM            277461109     3506   227956            Sole               106550       0 121406
GENERAL ELEC CO          COM            369604103     5067   198700            Sole               114825       0  83875
GENERAL MTRS CORP        COM            370442105     2152   227730            Sole               119100       0 108630
HOME DEPOT               COM            437076102     6463   249640            Sole               137000       0 112640
J P MORGAN CHASE         COM            46625H100     7159   153300            Sole                83725       0  69575
JACOBS ENGR GROUP        COM            469814107     4744    87350            Sole                45850       0  41500
LILY ELI & CO            COM            532457108     5006   113686            Sole                60200       0  53486
MASSEY ENERGY CORP       COM            576206106      276     7750            Sole                 2825       0   4925
MERCK & CO               COM            589331107     4801   152110            Sole                76900       0  75210
MIDCAP SPDR TR SER 1     COM            595635103      233     1770            Sole                    0       0   1770
MONSANTO CO              COM            61166W101     6785    68550            Sole                35800       0  32750
NATIONAL OILWELL VARCO   COM            637071101      467     9300            Sole                 3500       0   5800
NUCOR CORP               COM            670346105     4811   121804            Sole                60875       0  60929
ORACLE CORP              COM            68389X105      884    43525            Sole                16400       0  27125
PFIZER                   COM            717081103     4211   228356            Sole               115400       0 112956
WELLS FARGO              COM            949746101     6168   164360            Sole                79650       0  84710

                                                   106,722